Share-Based Compensation - Stock Options - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	1,775,318
Stock-based compensation expense	$ 4,530,000	$ 199,000
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 26,500,000
Weighted-average vesting term	2 years 9 months 18 days
Weighted-average grant-date fair value of options granted	$ 16.05	$ 5.51
Performance-Based Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted		8,449
Stock-based compensation expense	$ 30,000	$ 13,000
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant and expire period	10 years
2024 Equity Incentive Plan [Member] | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant and expire period	10 years
2024 Equity Incentive Plan [Member] | Minimum | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
2024 Equity Incentive Plan [Member] | Maximum | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
2024 Equity Incentive Plan [Member] | Non-employees | Minimum | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	2 years
2024 Equity Incentive Plan [Member] | Non-employees | Maximum | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years